Financial Instruments by Category - Schedule of Categories of Financial Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Financial assets:
Financial assets at FVTPL		$ 7
Other financial assets:
Financial assets included in prepayments, other receivables and other assets	566	1,464
Cash and cash equivalents	8,056	60,902	$ 91,492	$ 42,758
Short-term investments at amortized cost	15,730
Total	24,352	62,366
Financial liabilities:
Trade payables	12,638	10,146
Financial liabilities included in other payables and accruals	579	275
Lease liabilities	1,794	896	$ 1,191
Interest-bearing bank borrowings	24,582	26,330
Total	39,593	37,647
Financial liabilities at FVTPL:
Financial instruments measured at FVTPL
Financial liabilities [Member]
Financial liabilities at FVTPL:
Financial instruments measured at FVTPL
Wealth management product [Member]
Financial assets:
Financial assets at FVTPL		$ 7